SUBSEQUENT EVENT	12 Months Ended
Dec. 28, 2025
SUBSEQUENT EVENT
SUBSEQUENT EVENT

NOTE 15 – SUBSEQUENT EVENT

Bagger Dave’s Burger Tavern, Inc.

During the first quarter 2026, Bagger Dave’s Burger Tavern, Inc. (“BDVB”), an unconsolidated equity method investee of the Company, completed the sale of its former Chesterfield, Michigan, leasehold interest for aggregate consideration of approximately $400,000, consisting of cash and promissory notes. BDVB expects to recognize a gain on the transaction in the first quarter of fiscal 2026. This transaction did not affect the carrying value of the Company’s investment in BDVB as of December 28, 2025, and has not resulted in the recognition of any equity income by the Company.